UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09357
                             JNLNY VARIABLE FUND I LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Report to Shareholders

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust, JNL Variable Fund LLC and JNLNY Variable Fund I LLC for the six-month period ending June 30, 2005.

The Dow Jones, S&P 500 and NASDAQ all experienced a downturn during the first half of the year after being up in the 2004 calendar year.

Equity market indicators for the six-month period ending June 30, 2005, showed the Dow Jones down -3.65%; the S&P 500 down -0.81%; the EAFE Index (a proxy for international stock markets) down -1.17%, and the NASDAQ down -5.12%. Value oriented stocks with slightly positive returns in the first six months, led by mid-cap value stocks, outpaced growth stocks during the first half of the year. In addition, the energy sector continued to perform well, benefiting from higher oil prices.

Fixed income market indicators for the six-month period ending June 30, 2005, showed the Lehman Brothers Aggregate Bond Index up 2.51% and the Lehman Brothers High Yield Bond Index up 1.11%.

The U.S. domestic economy seems to be doing moderately well with inflation and gross domestic product growth at reasonable rates. Payrolls employment and corporate profits have continued their upward trend. Stock prices have generally followed earnings. Although market returns are somewhat flat, there is a general feeling that stock valuations will move upward with positive earnings growth. In late June, the Federal Reserve Board raised the federal funds rate for the ninth consecutive time in just over a year to 3.25%. The Federal Reserve Board meets again on August 9, 2005, and we may see another rate increase in an effort to moderate growth. The housing market continues to perform well with mortgage rates staying relatively low. Through any market environment, we recommend that our investors maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategy. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds affords you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.


Respectfully,

/s/ Robert A. Fritts

Robert A. Fritts
President & Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC
JNLNY Variable Fund I LLC

JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2005

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JNL/Mellon Capital Management 25 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               28.6%
     Consumer, Non-cyclical                                   26.9%
     Basic Materials                                          17.9%
     Consumer, Cyclical                                       8.1%
     Communications                                           7.8%
     Energy                                                   5.5%
     Technology                                               3.9%
     Money Market Investment                                  1.3%
                                                              100.0%

Common Stocks - 99.8%
 Aerospace & Defense - 5.3%
     Goodrich Corp.                                           28                             $1,165

Chemicals - 7.0%
     Kronos Worldwide Inc.                                    23                             686
     PPG Industries Inc.                                      14                             855
                                                                                             1,541
Commercial Services - 3.8%
     Quebecor World Inc.                                      43                             845

Electrical Components & Equipment - 7.3%
     Emerson Electric Co.                                     13                             830
     Hubbell Inc. - Class B                                   18                             784
                                                                                             1,614
Environmental Control - 4.0%
     Waste Management Inc.                                    31                             879

Food - 11.5%
     Fresh Del Monte Produce Inc.                             31                             842
     General Mills Inc.                                       19                             875
     Kraft Foods Inc. (l)                                     26                             830
                                                                                             2,547
Forest Products & Paper - 7.0%
     International Paper Co.                                  22                             668
     Weyerhaeuser Co.                                         14                             877
                                                                                             1,545
Hand & Machine Tools - 3.9%
     Stanley Works                                            19                             860

Home Furnishings - 4.3%
     Whirlpool Corp.                                          13                             941

Household Products - 7.7%
     Avery Dennison Corp.                                     15                             820
     Kimberly-Clark Corp.                                     14                             884
                                                                                             1,704
Manufacturing - 4.8%
     SPX Corp.                                                23                             1,067

Media - 3.4%
     Dow Jones & Co. Inc.                                     22                             762

Mining - 4.1%
     Freeport-McMoRan Copper & Gold Inc. (l)                  24                             909

Office & Business Equipment - 3.9%
     Pitney Bowes Inc.                                        20                             871

Oil & Gas Producers - 5.6%
     ConocoPhillips                                           21                             1,231

Packaging & Containers - 3.7%
     Packaging Corp.                                          39                             828

Pharmaceuticals - 4.1%
     Eli Lilly & Co.                                          16                             912

Telecommunications - 4.4%
     Alltel Corp. (l)                                         16                             985

Toys & Hobbies - 3.9%
     Mattel Inc.                                              48                             872

     Total Common Stocks (cost $22,507)                                                      22,078

Short Term Investments - 9.6%
Money Market Funds - 1.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         278                            278

Securities Lending Collateral - 8.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,840                          1,840

     Total Short Term Investments (cost $2,118)                                              2,118

Total Investments - 109.3% (cost $24,625)                                                    24,196
Other Assets and Liabilities, Net -  (9.3%)                                                  (2,064)
Total Net Assets - 100%                                                                      $22,132

JNL/Mellon Capital Management Global 15 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                24.7%
     Industrial                                               20.4%
     Consumer, Non-cyclical                                   12.9%
     Communications                                           12.9%
     Utilities                                                7.5%
     Energy                                                   7.1%
     Diversified                                              6.7%
     Consumer, Cyclical                                       6.6%
     Money Market Investment                                  1.2%
                                                              100.0%

Common Stocks - 99.6%
Auto Parts & Equipment - 6.6%
     GKN Plc                                                  215                            $992

Banks - 6.4%
     BOC Hong Kong Holdings Ltd.                              505                            953

Diversified Financial Services - 5.9%
     JPMorgan Chase & Co.                                     25                             882

Electric - 7.5%
     Scottish Power Plc                                       126                            1,120

Holding Companies - Diversified - 6.7%
     Citic Pacific Ltd.                                       340                            992

Insurance - 6.6%
     Royal & Sun Alliance Insurance Group Plc                 655                            983

Manufacturing - 6.2%
     General Electric Corp.                                   27                             924

Oil & Gas Producers - 7.2%
     CNOOC Ltd.                                               1,797                          1,064

Pharmaceuticals - 13.0%
     Merck & Co. Inc.                                         30                             933
     Pfizer Inc.                                              36                             999
                                                                                             1,932
Real Estate - 6.2%
     Hang Lung Properties Ltd.                                625                            916

Telecommunications - 13.0%
     BT Group Plc                                             250                            1,030
     SBC Communications Inc. (l)                              38                             898
                                                                                             1,928

Transportation - 14.3%
     MTR Corp.                                                603                            1,159
     Peninsular & Oriental Steam                              171                            970
                                                                                             2,129

     Total Common Stocks (cost $14,102)                                                      14,815

Short Term Investments - 6.7%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         183                            183

Securities Lending Collateral - 5.5%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   824                            824

     Total Short Term Investments (cost $1,007)                                              1,007

Total Investments - 106.3% (cost $15,109)                                                    15,822
Other Assets and Liabilities, Net -  (6.3%)                                                  (940)
Total Net Assets - 100%                                                                      $14,882

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Technology                                               37.2%
     Communications                                           36.6%
     Consumer, Cyclical                                       22.0%
     Money Market Investment                                  3.0%
     Industrial                                               1.7%
     Consumer, Non-cyclical                                   1.5%
                                                              100.0%

Common Stocks - 99.3%
Auto Manufacturers - 4.1%
     Paccar Inc.                                              1                              $77

Computers - 2.2%
     Cognizant Tech Solutions Corp. (b)                       1                              41

Electronics - 1.7%
     Garmin Ltd. (l)                                          1                              30

Healthcare - 1.5%
     Lincare Holdings Inc. (b) (l)                            1                              27

Internet - 4.9%
     Symantec Corp.                                           4                              90

Retail - 17.8%
     Sears Holdings Corp. (b) (l)                             1                              87
     Staples Inc.                                             5                              104
     Starbucks Corp. (b) (l)                                  3                              134
                                                                                             325
Software - 35.0%
     Adobe Systems Inc. (l)                                   3                              89
     Autodesk Inc.                                            2                              52
     Citrix Systems Inc. (b) (l)                              1                              23
     Oracle Corp. (b)                                         33                             440

Pixar Inc. (b) (l)                                            1                              37
                                                                                             641
Wireless Telecommunications - 32.1%
     Nextel Communications Inc. (b)                           7                              234
     Qualcomm Inc.                                            11                             353
                                                                                             587

     Total Common Stocks (cost $1,834)                                                       1,818

Short Term Investments - 23.9%
Money Market Funds - 3.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         55                             55

Securities Lending Collateral - 20.9%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   382                            382

     Total Short Term Investments (cost $437)                                                437

Total Investments - 123.2% (cost $2,271)                                                     2,255
Other Assets and Liabilities, Net -  (23.2%)                                                 (425)
Total Net Assets - 100%                                                                      $1,830

JNL/Mellon Capital Management Select Small-Cap Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               24.1%
     Consumer, Cyclical                                       22.6%
     Consumer, Non-cyclical                                   22.1%
     Energy                                                   15.1%
     Technology                                               6.7%
     Financial                                                5.1%
     Communications                                           3.1%
     Money Market Investment                                  1.2%
                                                              100.0%

Common Stocks - 100.0%
Building Materials - 5.5%
     NCI Building Systems Inc. (b)                            7                              $233
     Texas Industries Inc.                                    8                              426
                                                                                             659
Computers - 0.9%
     SI International Inc. (b)                                4                              116

Diversified Financial Services - 2.6%
     Accredited Home Lenders Holding Co. (b)                  7                              326

Electrical Components & Equipment - 3.0%
     Intermagnetics General Corp. (b)                         10                             301
     Ultralife Batteries Inc. (b)                             5                              78
                                                                                             379
Electronics - 3.4%
     II-VI Inc. (b)                                           10                             186
     Paxar Corp. (b)                                          14                             246
                                                                                             432
Environmental Control - 1.8%
     Aleris International Inc. (b)                            10                             230



Food - 5.9%
     Sanderson Farms Inc.                                     7                              317
     United Natural Foods Inc. (b)                            14                             426
                                                                                             743
Healthcare - 10.8%
     LCA-Vision Inc.                                          7                              342
     Psychiatric Solutions Inc. (b)                           7                              341
     TLC Vision Corp. (b)                                     24                             193
     Ventana Medical Systems Inc. (b)                         12                             489
                                                                                             1,365
Home Builders - 5.7%
     Meritage Homes Corp. (b)                                 9                              716

Household Products - 4.2%
     Jarden Corp. (b) (l)                                     10                             531

Internet - 3.1%
     Websense Inc. (b)                                        8                              393

Leisure Time - 2.6%
     Nautilus Group Inc.                                      12                             328

Metal Fabrication & Hardware - 3.9%
     Commercial Metals Co.                                    21                             490

Oil & Gas Producers - 7.9%
     Atwood Oceanics Inc. (b)                                 5                              325
     Harvest Natural Resources Inc. (b)                       13                             138
     Petroleum Development Corp. (b)                          6                              185
     Swift Energy Co. (b)                                     10                             351
                                                                                             999
Oil & Gas Services - 7.3%
     Maverick Tube Corp. (b)                                  15                             444
     Superior Energy Services Inc. (b)                        27                             477
                                                                                             921
Packaging & Containers - 1.9%
     Grief Inc.                                               4                              234

Pharmaceuticals - 1.4%
     Mannatech Inc. (l)                                       9                              175

Real Estate - 2.6%
     Lasalle Hotel Properties                                 10                             322

Retail - 11.0%
     Charming Shoppes (b)                                     42                             388
     Guitar Center Inc. (b)                                   9                              517
     Jack In The Box Inc. (b) (l)                             13                             482
                                                                                             1,387
Software - 5.9%
     Ansys Inc. (b)                                           11                             388
     Verint Systems Inc. (b)                                  11                             353
                                                                                             741
Toys & Hobbies - 3.5%
     Jakks Pacific Inc. (b)                                   9                              176
     Rc2 Corp. (b)                                            7                              268
                                                                                             444
Transportation - 5.1%
     EGL Inc. (b)                                             16                             324
     Forward Air Corp.                                        11                             319
                                                                                             643

     Total Common Stocks (cost $11,698)                                                      12,574

Short Term Investments - 7.4%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         168                            168

Securities Lending Collateral - 6.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   785                            785

     Total Short Term Investments (cost $953)                                                953

Total Investments - 107.4% (cost $12,651)                                                    13,527
Other Assets and Liabilities, Net -  (7.4%)                                                  (929)
Total Net Assets - 100%                                                                      $12,598

JNL/Mellon Capital Management The Dow(SM) 10 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   32.1%
     Financial                                                19.5%
     Communications                                           18.7%
     Industrial                                               10.1%
     Basic Materials                                          9.3%
     Consumer, Cyclical                                       8.9%
     Money Market Investment                                  1.4%
                                                              100.0%

Common Stocks - 99.7%
Auto Manufacturers - 8.9%
     General Motors Corp. (l)                                 49                             $1,682

Chemicals - 9.4%
     E.I. du Pont de Nemours & Co.                            41                             1,748

Diversified Financial Services - 19.9%
     Citigroup Inc.                                           41                             1,913
     JPMorgan Chase & Co.                                     51                             1,804
                                                                                             3,717
Manufacturing - 10.1%
     General Electric Corp.                                   55                             1,892

Pharmaceuticals - 21.2%
     Merck & Co. Inc.                                         62                             1,910
     Pfizer Inc.                                              74                             2,044
                                                                                             3,954
Telecommunications - 18.9%
     SBC Communications Inc.                                  77                             1,837
     Verizon Communications                                   49                             1,691
                                                                                             3,528
Tobacco - 11.3%
     Altria Group Inc.                                        33                             2,109

     Total Common Stocks (cost $19,412)                                                      18,630

Short Term Investments - 6.9%
Money Market Funds - 1.4%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         261                            261

Securities Lending Collateral - 5.5%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,019                          1,019

     Total Short Term Investments (cost $1,280)                                              1,280


Total Investments - 106.6% (cost $20,692)                                                    19,910
Other Assets and Liabilities, Net -  (6.6%)                                                  (1,228)
Total Net Assets - 100%                                                                      $18,682

JNL/Mellon Capital Management The S&P(R) 10 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   47.9%
     Energy                                                   24.8%
     Consumer, Cyclical                                       10.6%
     Communications                                           8.5%
     Industrial                                               7.2%
     Money Market Investment                                  1.0%
                                                              100.0%

Common Stocks - 99.7%
Agriculture - 7.9%
     Archer-Daniels-Midland Co.                               87                             $1,862

Healthcare - 31.2%
     Aetna Inc.                                               31                             2,582
     UnitedHealth Group Inc.                                  44                             2,302
     WellPoint Inc. (b)                                       34                             2,356
                                                                                             7,240
Oil & Gas Producers - 14.6%
     Valero Energy Corp.                                      43                             3,387

Oil & Gas Services - 10.2%
     Halliburton Co.                                          50                             2,368

Pharmaceuticals - 9.5%
     Caremark Rx Inc. (b)                                     49                             2,194

Retail - 10.6%
     J.C. Penney Co. Inc.                                     47                             2,468

Telecommunications - 8.5%
     Sprint Corp.                                             78                             1,962

Transportation - 7.2%
     Norfolk Southern Corp.                                   54                             1,663

     Total Common Stocks (cost $19,636)                                                      23,144

Short Term Investments - 1.0%
Money Market Funds - 1.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         231                            231

     Total Short Term Investments (cost $231)                                                231

Total Investments - 100.7% (cost $19,867)                                                    23,375
Other Assets and Liabilities, Net -  (0.7%)                                                  (164)
Total Net Assets - 100%                                                                      $23,211


JNL/Mellon Capital Management Value Line 25 Fund (NY)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   37.2%
     Technology                                               25.6%
     Utilities                                                10.4%
     Consumer, Cyclical                                       9.5%
     Industrial                                               6.5%
     Basic Materials                                          4.9%
     Energy                                                   3.8%
     Money Market Investment                                  1.3%
     Communications                                           0.8%
                                                              100.0%

Common Stocks - 99.4%
Chemicals - 0.6%
     Georgia Gulf Corp.                                       4                              $119

Computers - 15.6%
     Apple Computer Inc. (b)                                  75                             2,776
     Cognizant Tech Solutions Corp. (b)                       13                             589
                                                                                             3,365
Electric - 10.5%
     TXU Corp.                                                27                             2,270

Hand & Machine Tools - 3.2%
     Black & Decker Corp.                                     8                              682

Healthcare - 37.4%
     Aetna Inc.                                               28                             2,295
     UnitedHealth Group Inc.                                  111                            5,793
                                                                                             8,088
Home Builders - 2.2%
     NVR Inc. (b) (l)                                         1                              475

Home Furnishings - 2.4%
     Harman International Industries Inc.                     6                              511

Internet - 0.8%
     Websense Inc. (b)                                        4                              183

Iron & Steel - 4.3%
     AK Steel Holding Corp.                                   13                             84
     Carpenter Technology Corp.                               3                              171
     Nucor Corp.                                              15                             683
                                                                                             938
Oil & Gas Producers - 2.7%
     Berry Petroleum Co. - Class A                            4                              221
     Southwestern Energy Co. (b)                              8                              364
                                                                                             585
Oil & Gas Services - 1.1%
     Cal Dive International Inc. (b) (l)                      5                              247

Retail - 5.0%
     Aeropostale Inc. (b)                                     7                              220
     American Eagle Outfitters Inc.                           14                             425
     Urban Outfitters Inc. (b)                                8                              433
                                                                                             1,078
Semiconductors - 0.8%
     Cree Inc. (b) (l)                                        7                              174

Software - 9.4%
     Adobe Systems Inc.                                       45                             1,282
     Autodesk Inc.                                            22                             739
                                                                                             2,021
Transportation - 3.4%
     JB Hunt Transport Services Inc.                          15                             289
     OMI Corp. (l)                                            11                             217
     Yellow Roadway Corp. (b)                                 5                              233
                                                                                             739

     Total Common Stocks (cost $19,562)                                                      21,475

Short Term Investments - 5.5%
Money Market Funds - 1.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (d)         276                            276

Securities Lending Collateral - 4.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   902                            902

     Total Short Term Investments (cost $1,178)                                              1,178

Total Investments - 104.9% (cost $20,740)                                                    22,653
Other Assets and Liabilities, Net -  (4.9%)                                                  (1,052)
Total Net Assets - 100%                                                                      $21,601


Notes to the Schedule of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2005.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

(e)  Sector weightings excluding securities lending collateral.

Summary of Investments by Country:

                                JNL/Mellon Capital
                                   Management
                               Global 15 Fund (NY)

Canada                              -%
Cayman Islands                      -
Denmark                             -
Germany                             -
Hong Kong                           33.9
Italy                               -
Netherlands                         -
United Kingdom                      34.0
United State                        32.1
Total Investments                   100.0%


Summary of Open Currency Contracts (in thousands):

     Currency         Settlement            Notional         Currency              Unrealized
     Purchased/Sold   Date                  Amount           Value                 Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund  (NY)
     GBP/USD          07/01/05               9 GBP            $17                   $   -
     GBP/USD          07/05/05              26 GBP            47                        -
                                                             ------                   -----
                                                              64                        -

                   See Notes to the Schedule of Investments.
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JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005



                                                                              JNLNY Variable Fund I LLC
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

                                                  JNL/Mellon           JNL/Mellon                                  JNL/Mellon
                                                    Capital              Capital         JNL/Mellon Capital          Capital
                                                  Management           Management            Management             Management
                                                      25                Global 15             Nasdaq 15           Select Small-
ASSETS                                               Fund                 Fund                  Fund                Cap Fund
                                              -------------------- -------------------- ---------------------  -------------------
                                              -------------------- -------------------- ---------------------  -------------------

Investments - unaffiliated, at value (a) (b)             $ 22,078             $ 14,815               $ 1,818             $ 12,574
Investments - affiliated, at value and cost                 2,118                1,007                   437                  953
Cash                                                            -                    -                     -                    -
Foreign currency (c)                                            -                   36                     -                    -
Receivables:
   Dividends and interest                                      45                   17                     -                    4
   Foreign taxes recoverable                                    -                    -                     -                    -
   Forward currency contracts                                   -                    -                     -                    -
   Fund shares sold                                            19                   15                     9                    8
   Investment securities sold                                   -                   17                     -                    -
                                              -------------------- -------------------- ---------------------  -------------------
                                              -------------------- -------------------- ---------------------  -------------------
TOTAL ASSETS                                               24,260               15,907                 2,264               13,539
                                              -------------------- -------------------- ---------------------  -------------------
                                              -------------------- -------------------- ---------------------  -------------------

LIABILITIES
Cash overdraft                                                  -                    -                     -                    -
Payables:
   Administrative fees                                          3                    2                     -                    2
   Advisory fees                                                7                    5                     1                    4
   Forward currency contracts                                   -                    -                     -                    -
   Fund shares redeemed                                        15                   10                     -                    7
   Investment securities purchased                            259                  182                    51                  141
   Managers fees                                                -                    -                     -                    -
   Other expenses                                               -                    -                     -                    -
   12B-1 service fees (Class A)                                 4                    2                     -                    2
Return of collateral for securities loaned                  1,840                  824                   382                  785
                                              -------------------- -------------------- ---------------------  -------------------
                                              -------------------- -------------------- ---------------------  -------------------
TOTAL LIABILITIES                                           2,128                1,025                   434                  941
                                              -------------------- -------------------- ---------------------  -------------------
                                              -------------------- -------------------- ---------------------  -------------------
NET ASSETS                                               $ 22,132             $ 14,882               $ 1,830             $ 12,598
                                              ==================== ==================== =====================  ===================
                                              ==================== ==================== =====================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 18,780             $ 12,988               $ 1,830              $ 9,988
Undistributed (accumulated) net
   investment income (loss)                                   560                  389                    (3)                 (24)
Accumulated net realized gain (loss)                        3,221                  792                    19                1,759
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                      (429)                 713                   (16)                 875
                                              -------------------- -------------------- ---------------------  -------------------
                                              -------------------- -------------------- ---------------------  -------------------
                                                         $ 22,132             $ 14,882               $ 1,830             $ 12,598
                                              ==================== ==================== =====================  ===================
                                              ==================== ==================== =====================  ===================

CLASS A
Net assets                                               $ 22,132             $ 14,882               $ 1,830             $ 12,598
Shares outstanding (no par value),
   unlimited shares authorized                              1,412                  915                   183                  705
Net asset value per share                                 $ 15.68              $ 16.25                $ 9.98              $ 17.87
                                              ==================== ==================== =====================  ===================
                                              ==================== ==================== =====================  ===================

(a) Including securities on loan of:                      $ 1,783                $ 789                 $ 371                $ 760
(b) Investments - unaffiliated, at cost                    22,507               14,102                 1,834               11,698
(c) Foreign currency, at cost                                   -                   36                     -                    -






                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------

                                                  JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                     Capital              Capital              Capital
                                                   Management           Management           Management
                                                   The Dow 10           The S&P 10          Value Line 25
ASSETS                                               Fund                 Fund                 Fund
                                              --------------------  ------------------  --------------------
                                              --------------------  ------------------  --------------------

Investments - unaffiliated, at value (a) (b)             $ 18,630            $ 23,144              $ 22,377
Investments - affiliated, at value and cost                 1,280                 231                   276
Cash                                                            -                   -                     -
Foreign currency (c)                                            -                   -                     -
Receivables:
   Dividends and interest                                      58                   1                    23
   Foreign taxes recoverable                                    -                   -                     -
   Forward currency contracts                                   -                   -                     -
   Fund shares sold                                            23                  16                    79
   Investment securities sold                                   -                   -                     -
                                              --------------------  ------------------  --------------------
                                              --------------------  ------------------  --------------------
TOTAL ASSETS                                               19,991              23,392                22,755
                                              --------------------  ------------------  --------------------
                                              --------------------  ------------------  --------------------

LIABILITIES
Cash overdraft                                                  -                   -                     -
Payables:
   Administrative fees                                          2                   3                     3
   Advisory fees                                                6                   7                     6
   Forward currency contracts                                   -                   -                     -
   Fund shares redeemed                                        18                  19                     2
   Investment securities purchased                            260                 147                   231
   Managers fees                                                -                   -                     -
   Other expenses                                               1                   1                     7
   12B-1 service fees (Class A)                                 3                   4                     3
Return of collateral for securities loaned                  1,019                   -                   902
                                              --------------------  ------------------  --------------------
                                              --------------------  ------------------  --------------------
TOTAL LIABILITIES                                           1,309                 181                 1,154
                                              --------------------  ------------------  --------------------
                                              --------------------  ------------------  --------------------
NET ASSETS                                               $ 18,682            $ 23,211              $ 21,601
                                              ====================  ==================  ====================
                                              ====================  ==================  ====================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 17,313            $ 15,931              $ 19,433
Undistributed (accumulated) net
   investment income (loss)                                   782                 140                   (30)
Accumulated net realized gain (loss)                        1,369               3,631                   284
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                      (782)              3,509                 1,914
                                              --------------------  ------------------  --------------------
                                              --------------------  ------------------  --------------------
                                                         $ 18,682            $ 23,211              $ 21,601
                                              ====================  ==================  ====================
                                              ====================  ==================  ====================

CLASS A
Net assets                                               $ 18,682            $ 23,211              $ 21,601
Shares outstanding (no par value),
   unlimited shares authorized                              1,349               1,469                 1,722
Net asset value per share                                 $ 13.85             $ 15.80               $ 12.55
                                              ====================  ==================  ====================
                                              ====================  ==================  ====================

(a) Including securities on loan of:                        $ 995                 $ -               $ 3,718
(b) Investments - unaffiliated, at cost                    19,412              19,636                20,464
(c) Foreign currency, at cost                                   -                   -                     -


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                                              JNLNY Variable Fund I LLC
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

                                                  JNL/Mellon             JNL/Mellon            JNL/Mellon            JNL/Mellon
                                                   Capital                Capital                Capital              Capital
                                                  Management             Management            Management            Management
                                                      25                 Global 15              Nasdaq 15          Select Small-
                                                     Fund                   Fund                  Fund                Cap Fund
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                            $ 272                  $ 292                   $ 2                 $ 18
   Interest                                                     -                      -                     -                    -
   Foreign taxes withheld                                      (2)                   (12)                    -                    -
   Securities lending                                           1                      1                     1                    2
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------
TOTAL INVESTMENT INCOME                                       271                    281                     3                   20
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------

EXPENSES
   Administrative fees                                         15                     13                     1                    8
   Advisory fees                                               37                     23                     3                   20
   Legal fees                                                   1                      -                     -                    -
   Managers fees                                                -                      -                     -                    -
   Other expenses                                               -                      1                     -                    -
   12B-1 service fees (Class A)                                20                     13                     1                   11
                                             ---------------------  ----------------------------------------------------------------
                                             ---------------------  ----------------------------------------------------------------
TOTAL EXPENSES                                                 73                     50                     5                   39
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                  198                    231                    (2)                 (19)
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                              1,454                    713                    19                  461
   Foreign currency related items                               -                     (3)                    -                    -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                             (2,872)                  (700)                 (107)                (450)
   Foreign currency related items                               -                      -                     -                    -
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                             (1,418)                    10                   (88)                  11
                                             ---------------------  ---------------------  --------------------  -------------------
                                             ---------------------  ---------------------  --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ (1,220)                 $ 241                 $ (90)                $ (8)
-------------------------------------------  =====================  =====================  ====================  ===================
-------------------------------------------  =====================  =====================  ====================  ===================

(a) Dividends from affiliated investments                     $ 2                    $ 1                   $ -                  $ 1




                                               --------------------------------------------------------------
                                               --------------------------------------------------------------

                                                   JNL/Mellon           JNL/Mellon           JNL/Mellon
                                                    Capital              Capital               Capital
                                                   Management           Management           Management
                                                   The Dow 10           The S&P 10          Value Line 25
                                                      Fund                 Fund                 Fund
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                            $ 340                 $ 70                  $ 52
   Interest                                                     -                    -                     -
   Foreign taxes withheld                                       -                    -                     -
   Securities lending                                           6                    -                     1
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------
TOTAL INVESTMENT INCOME                                       346                   70                    53
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------

EXPENSES
   Administrative fees                                         13                   14                    13
   Advisory fees                                               31                   35                    32
   Legal fees                                                   -                    -                     -
   Managers fees                                                -                    -                     -
   Other expenses                                               2                    1                    13
   12B-1 service fees (Class A)                                17                   19                    17
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------
TOTAL EXPENSES                                                 63                   69                    75
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------
NET INVESTMENT INCOME (LOSS)                                  283                    1                   (22)
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                397                1,700                   148
   Foreign currency related items                               -                    -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                             (1,509)               1,238                 1,425
   Foreign currency related items                               -                    -                     -
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                             (1,112)               2,938                 1,573
                                               -------------------  -------------------  --------------------
                                               -------------------  -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ (829)             $ 2,939               $ 1,551
-------------------------------------------    ===================  ===================  ====================
-------------------------------------------    ===================  ===================  ====================

(a) Dividends from affiliated investments                     $ 2                  $ 2                   $ 2

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS  (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                                            JNLNY Variable Fund I LLC
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

                                                    JNL/Mellon          JNL/Mellon                                  JNL/Mellon
                                                     Capital              Capital         JNL/Mellon Capital          Capital
                                                    Management          Management            Management            Management
                                                        25               Global 15            Nasdaq 15           Select Small-
OPERATIONS                                             Fund                Fund                  Fund                Cap Fund
                                                -------------------  ------------------  ---------------------  -------------------
                                                -------------------  ------------------  ---------------------  -------------------
   Net investment income (loss)                              $ 198               $ 231                   $ (2)               $ (19)
   Net realized gain (loss) on:
      Investments                                            1,454                 713                     19                  461
      Foreign currency related items                             -                  (3)                     -                    -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                           (2,872)               (700)                  (107)                (450)
      Foreign currency related items                             -                   -                      -                    -
                                                -------------------  ------------------  ---------------------  -------------------
                                                -------------------  ------------------  ---------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          (1,220)                241                    (90)                  (8)
                                                -------------------  ------------------  ---------------------  -------------------
                                                -------------------  ------------------  ---------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                6,561               5,103                    763                3,338
   Proceeds in connection with acquisition
      Class A                                                    -                   -                      -                    -
   Cost of shares redeemed
      Class A                                               (1,830)             (1,543)                   (54)                (859)
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   4,731               3,560                    709                2,479
                                                -------------------  ------------------  ---------------------  -------------------
                                                -------------------  ------------------  ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        3,511               3,801                    619                2,471

NET ASSETS BEGINNING OF PERIOD                              18,621              11,081                  1,211               10,127
                                                -------------------  ------------------  ---------------------  -------------------
                                                -------------------  ------------------  ---------------------  -------------------

NET ASSETS END OF PERIOD                                  $ 22,132            $ 14,882                $ 1,830             $ 12,598
                                                ===================  ==================  =====================  ===================
                                                ===================  ==================  =====================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 560               $ 389                   $ (3)               $ (24)
                                                ===================  ==================  =====================  ===================
                                                ===================  ==================  =====================  ===================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                  408                 325                     77                  195
Shares issued in connection with acquisition
      Class A                                                    -                   -                      -                    -
Shares redeemed
      Class A                                                 (114)                (98)                    (5)                 (50)
                                                -------------------  ------------------  ---------------------  -------------------
                                                -------------------  ------------------  ---------------------  -------------------
Net increase (decrease)                                        294                 227                     72                  145
                                                ===================  ==================  =====================  ===================
                                                ===================  ==================  =====================  ===================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                   $ 19,276             $ 9,700                $ 1,321             $ 11,905
Proceeds from sales of securities                           14,201               5,843                    598                8,689





                                              ----------------------------------------------------------
                                              ----------------------------------------------------------

                                                   JNL/Mellon         JNL/Mellon         JNL/Mellon
                                                     Capital            Capital            Capital
                                                   Management         Management         Management
                                                   The Dow 10         The S&P 10        Value Line 25
OPERATIONS                                            Fund               Fund               Fund
                                                ------------------ -----------------  ------------------
                                                ------------------ -----------------  ------------------
   Net investment income (loss)                             $ 283               $ 1               $ (22)
   Net realized gain (loss) on:
      Investments                                             397             1,700                 148
      Foreign currency related items                            -                 -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                          (1,509)            1,238               1,425
      Foreign currency related items                            -                 -                   -
                                                ------------------ -----------------  ------------------
                                                ------------------ -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           (829)            2,939               1,551
                                                ------------------ -----------------  ------------------
                                                ------------------ -----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                               5,000             5,509               8,009
   Proceeds in connection with acquisition
      Class A                                                   -                 -                   -
   Cost of shares redeemed
      Class A                                              (1,293)           (1,614)             (1,905)
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  3,707             3,895               6,104
                                                ------------------ -----------------  ------------------
                                                ------------------ -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       2,878             6,834               7,655

NET ASSETS BEGINNING OF PERIOD                             15,804            16,377              13,946
                                                ------------------ -----------------  ------------------
                                                ------------------ -----------------  ------------------

NET ASSETS END OF PERIOD                                 $ 18,682          $ 23,211            $ 21,601
                                                ================== =================  ==================
                                                ================== =================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 782             $ 140               $ (30)
                                                ================== =================  ==================
                                                ================== =================  ==================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                 356               376                 656
Shares issued in connection with acquisition
      Class A                                                   -                 -                   -
Shares redeemed
      Class A                                                 (91)             (110)               (156)
                                                ------------------ -----------------  ------------------
                                                ------------------ -----------------  ------------------
Net increase (decrease)                                       265               266                 500
                                                ================== =================  ==================
                                                ================== =================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                   $ 8,312          $ 20,018            $ 19,209
Proceeds from sales of securities                           4,104            15,918              13,088


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                            JNLNY Variable Fund I LLC
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

                                                   JNL/Mellon          JNL/Mellon                                JNL/Mellon
                                                    Capital              Capital        JNL/Mellon Capital         Capital
                                                   Management          Management           Management           Management
                                                       25               Global 15            Nasdaq 15          Select Small-
OPERATIONS                                            Fund                Fund               Fund (a)             Cap Fund
                                               -------------------  ------------------  --------------------  ------------------
                                               -------------------  ------------------  --------------------  ------------------
   Net investment income (loss)                             $ 213               $ 136                  $ (1)               $ (1)
   Net realized gain (loss) on:
      Investments                                           1,735                  87                     -               1,184
      Foreign currency related items                            -                  (3)                    -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                           1,045               1,270                    91                 115
      Foreign currency related items                            -                   -                     -                   -
                                               -------------------  ------------------  --------------------  ------------------
                                               -------------------  ------------------  --------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          2,993               1,490                    90               1,298
                                               -------------------  ------------------  --------------------  ------------------
                                               -------------------  ------------------  --------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                              15,389               9,228                 1,125               6,913
   Proceeds in connection with acquisition
      Class A                                                   -                   -                     -                   -
   Cost of shares redeemed
      Class A                                              (6,882)               (995)                   (4)             (4,303)
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  8,507               8,233                 1,121               2,610
                                               -------------------  ------------------  --------------------  ------------------
                                               -------------------  ------------------  --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      11,500               9,723                 1,211               3,908

NET ASSETS BEGINNING OF PERIOD                              7,121               1,358                     -               6,219
                                               -------------------  ------------------  --------------------  ------------------
                                               -------------------  ------------------  --------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 18,621            $ 11,081               $ 1,211            $ 10,127
                                               ===================  ==================  ====================  ==================
                                               ===================  ==================  ====================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 362                 $ -                  $ (1)               $ (5)
                                               ===================  ==================  ====================  ==================
                                               ===================  ==================  ====================  ==================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                               1,048                 654                   111                 442
Shares issued in connection with acquisition
      Class A                                                   -                   -                     -                   -
Shares redeemed
      Class A                                                (451)                (73)                    -                (268)
                                               -------------------  ------------------  --------------------  ------------------
                                               -------------------  ------------------  --------------------  ------------------
Net increase (decrease)                                       597                 581                   111                 174
                                               ===================  ==================  ====================  ==================
                                               ===================  ==================  ====================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                  $ 17,491             $ 8,737               $ 1,093            $ 11,236
Proceeds from sales of securities                           8,807                 423                     -               8,659

---------------------------------------------





                                             -----------------------------------------------------------
                                             -----------------------------------------------------------

                                                  JNL/Mellon          JNL/Mellon         JNL/Mellon
                                                    Capital             Capital           Capital
                                                  Management          Management         Management
                                                  The Dow 10          The S&P 10       Value Line 25
OPERATIONS                                           Fund                Fund             Fund (a)
                                               ------------------  ----------------- -------------------
                                               ------------------  ----------------- -------------------
   Net investment income (loss)                            $ 379              $ 107                $ (8)
   Net realized gain (loss) on:
      Investments                                            909              1,938                 136
      Foreign currency related items                           -                  -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                           (602)             1,177                 489
      Foreign currency related items                           -                  -                   -
                                               ------------------  ----------------- -------------------
                                               ------------------  ----------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           686              3,222                 617
                                               ------------------  ----------------- -------------------
                                               ------------------  ----------------- -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                             11,281             15,329              14,535
   Proceeds in connection with acquisition
      Class A                                                  -                  -                   -
   Cost of shares redeemed
      Class A                                             (4,771)           (10,579)             (1,206)
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 6,510              4,750              13,329
                                               ------------------  ----------------- -------------------
                                               ------------------  ----------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      7,196              7,972              13,946

NET ASSETS BEGINNING OF PERIOD                             8,608              8,405                   -
                                               ------------------  ----------------- -------------------
                                               ------------------  ----------------- -------------------

NET ASSETS END OF PERIOD                                $ 15,804           $ 16,377            $ 13,946
                                               ==================  ================= ===================
                                               ==================  ================= ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 499              $ 139                $ (8)
                                               ==================  ================= ===================
                                               ==================  ================= ===================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                821              1,310               1,328
Shares issued in connection with acquisition
      Class A                                                  -                  -                   -
Shares redeemed
      Class A                                               (346)              (835)               (106)
                                               ------------------  ----------------- -------------------
                                               ------------------  ----------------- -------------------
Net increase (decrease)                                      475                475               1,222
                                               ==================  ================= ===================
                                               ==================  ================= ===================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                 $ 12,346           $ 21,372            $ 14,340
Proceeds from sales of securities                          5,512             16,650               1,183

---------------------------------------------
------------------------------------------------------------------
(a) Period from October 4, 2004 (commencement of operations)


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                Increase (Decrease) from
                                                                  Investment Operations
                                               --------------------------------------------------------------
                                  Net Asset    --------------------------------------------------------------
                                   Value              Net             Net Realized          Total from        Distributions from
         Period                   Beginning        Investment          & Unrealized          Investment          Net Investment
          Ended                   of Period       Income (Loss)       Gains (Losses)         Operations              Income
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
        6/30/2005                   $16.66               $0.18               $(1.16)              $(0.98)                     -
       12/31/2004                    13.66                0.04                 2.96                 3.00                      -
       12/31/2003                    10.33                0.05                 3.28                 3.33                      -
    07/22(a)-12/31/02                10.00                0.24                 0.09                 0.33                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        6/30/2005                    16.10                0.34                (0.19)                0.15                      -
       12/31/2004                    12.66                0.02                 3.42                 3.44                      -
       12/31/2003                     9.74               (0.74)                3.66                 2.92                      -
    07/22(a)-12/31/02                10.00                0.95                (1.21)               (0.26)                     -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        6/30/2005                    10.88               (0.02)               (0.88)               (0.90)                     -
    10/04(a)-12/31/04                10.00               (0.01)                0.89                 0.88                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
        6/30/2005                    18.08               (0.04)               (0.17)               (0.21)                     -
       12/31/2004                    16.11                   -                 1.97                 1.97                      -
       12/31/2003                    10.89                0.03                 5.19                 5.22                      -
    07/22(a)-12/31/02                10.00               (0.04)                0.93                 0.89                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
        6/30/2005                    14.57                0.26                (0.98)               (0.72)                     -
       12/31/2004                    14.14                0.26                 0.17                 0.43                      -
       12/31/2003                    11.22               (0.10)                3.02                 2.92                      -
    07/22(a)-12/31/02                10.00                0.30                 0.92                 1.22                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
        6/30/2005                    13.61                   -                 2.19                 2.19                      -
       12/31/2004                    11.54                0.07                 2.00                 2.07                      -
       12/31/2003                     9.69               (0.01)                1.86                 1.85                      -
    07/22(a)-12/31/02                10.00                0.05                (0.36)               (0.31)                     -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        6/30/2005                   $11.41              $(0.02)               $1.16                $1.14                      -
    10/04(a)-12/31/04                10.00               (0.01)                1.42                 1.41                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                           Supplemental Data
                             Distributions from                     ----------------------------------------------------------------
                               net realized                         ----------------------------------------------------------------
                                Gains on             Net Asset                               Net Assets,
         Period                 Investment           Value, End           Total              End of Period             Portfolio
          Ended                Transactions           of Period        Return (b)           (in thousands)             Turnover
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
        6/30/2005                      -                $15.68          (5.88)%                  $22,132                  70.2%
       12/31/2004                      -                 16.66          21.96                     18,621                  69.6
       12/31/2003                      -                 13.66          32.24                      7,121                  11.9
    07/22(a)-12/31/02                  -                 10.33           3.30                        240                 122.8

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        6/30/2005                      -                 16.25           0.99                     14,882                  45.9
       12/31/2004                      -                 16.10          27.17                     11,081                   9.3
       12/31/2003                      -                 12.66          29.98                      1,358                  25.6
    07/22(a)-12/31/02                  -                  9.74          (2.60)                        93                 134.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        6/30/2005                      -                   9.98         (8.27)                     1,830                  44.6
    10/04(a)-12/31/04                  -                  10.88          8.80                      1,211                   0.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
        6/30/2005                      -                 17.87          (1.16)                    12,598                  78.4
       12/31/2004                      -                 18.08          12.23                     10,127                 124.8
       12/31/2003                      -                 16.11          47.93                      6,219                  19.9
    07/22(a)-12/31/02                  -                 10.89           8.90                        270                 128.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
        6/30/2005                      -                 13.85          (4.94)                    18,682                  24.3
       12/31/2004                      -                 14.57           3.04                     15,804                  45.9
       12/31/2003                      -                 14.14          26.03                      8,608                   5.2
    07/22(a)-12/31/02                  -                 11.22          12.20                        302                 121.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
        6/30/2005                      -                 15.80          16.09                     23,211                  83.7
       12/31/2004                      -                 13.61          17.94                     16,377                 112.1
       12/31/2003                      -                 11.54          19.09                      8,405                  10.4
    07/22(a)-12/31/02                  -                  9.69          (3.10)                       235                 113.7

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        6/30/2005                      -                12.55            9.99                       21,601                 75.6
    10/04(a)-12/31/04                  -                11.41           14.10                     13,946                  27.5

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                       Ratio of Net
                                     Ratio of           Investment
                                   Expenses to         Income (Loss)
         Period                    Average Net          to Average
          Ended                     Assets (c)        Net Assets (c)
--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
        6/30/2005                      0.73%               1.97%
       12/31/2004                      0.73                1.68
       12/31/2003                      0.81                4.27
    07/22(a)-12/31/02                  0.82                2.37

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        6/30/2005                      0.79                3.66
       12/31/2004                      0.78                2.98
       12/31/2003                      0.86                2.65
    07/22(a)-12/31/02                  0.87                4.21

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        6/30/2005                      0.77               (0.33)
    10/04(a)-12/31/04                  0.76               (0.32)

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
        6/30/2005                      0.73               (0.36)
       12/31/2004                      0.73               (0.01)
       12/31/2003                      0.81               (0.11)
    07/22(a)-12/31/02                  0.82               (0.39)

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
        6/30/2005                      0.76                3.35
       12/31/2004                      0.73                3.10
       12/31/2003                      0.81                3.10
    07/22(a)-12/31/02                  0.82                3.31

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
        6/30/2005                      0.74                0.01
       12/31/2004                      0.73                0.71
       12/31/2003                      0.81                0.73
    07/22(a)-12/31/02                  0.82                0.57

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        6/30/2005                      0.88               (0.26)
    10/04(a)-12/31/04                  0.87               (0.60)

--------------------------------------------------------------------
--------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

                         JNL VARIABLE FUNDS (UNAUDITED)
                       NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC and the JNLNY Variable Fund I LLC (collectively the "JNL Variable Funds") are limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund LLC includes the following fifteen (15) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management Nasdaq 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management The Dow 10 Fund, JNL/Mellon Capital Management The S&P 10 Fund, JNL/Mellon Capital Management Value Line 25 Fund and JNL/Mellon Capital Management VIP Fund. The JNLNY Variable Fund I LLC includes the following seven (7) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund (NY), JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management Nasdaq 15 Fund
(NY), JNL/Mellon Capital Management Select Small-Cap Fund (NY), JNL/Mellon Capital Management The Dow 10 Fund (NY), JNL/Mellon Capital Management The S&P 10 Fund (NY) and JNL/Mellon Capital Management Value Line 25 Fund (NY).

Effective May 2, 2005, JNL/Mellon Capital Management JNL 5 Fund acquired all the assets of JNL/Mellon Capital Management The Dow 10 Fund (III) and JNL/Mellon Capital Management The Dow 10 Fund (V). See Note 5 for additional information regarding the Fund acquisitions.

Each Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

SECURITIES LOANED - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS - The JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund (collectively the "Sector Funds"), JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management VIP Fund declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other funds, no distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES - The JNL Variable Fund LLC (except for the JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds), and the JNLNY Variable Fund I LLC are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I and JNLNY Separate Account-I, respectively. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and are not taxed separately. Effective December 15, 2003, the Sector Funds elected to be taxed as a corporation. The policy of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the Sector Funds is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets                          Fees
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

ADMINISTRATIVE FEE - In addition to the investment advisory fee, each Fund paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management Global 15 Fund (NY) which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

TRANSFER AGENCY SERVICES - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Funds at no additional cost.

12b-1 SERVICE FEE - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class A)".

DEFERRED COMPENSATION PLAN - The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

INVESTMENTS IN AFFILIATES - During the period ended June 30, 2005, certain Funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

NOTE 4.  FEDERAL INCOME TAX MATTERS

Permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.


                                                         NET INCREASE (DECREASE)
                                                ----------------------------------------
                                                ----------------------------------------
                                                ACCUMULATED
                                                UNDISTRIBUTED
                                                NET INVESTMENT   REALIZED      PAID IN
                                                   INCOME       GAIN/LOSS      CAPITAL
                                                -------------  -----------  ------------
                                                -------------  -----------  ------------

JNL/Mellon Capital Management JNL 5 Fund        $          1   $           ($)        -



As of June 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.


                                                                                  GROSS              GROSS         NET UNREALIZED
                                                              COST OF           UNREALIZED         UNREALIZED       APPRECIATION/
                                                             INVESTMENTS       APPRECIATION       DEPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management Communications Sector Fund     $  14,893         $     1,058        $      (709)       $       349
JNL/Mellon Capital Management Consumer Brands Sector Fund       15,992               1,667             (1,100)               567
JNL/Mellon Capital Management Financial Sector Fund             29,532               2,957             (1,029)             1,928
JNL/Mellon Capital Management Healthcare Sector Fund            61,732               6,467             (4,060)             2,407
JNL/Mellon Capital Management JNL 5 Fund                       517,247              26,397            (15,544)            10,853
JNL/Mellon Capital Management Oil & Gas Sector Fund            103,519              17,146               (928)            16,218
JNL/Mellon Capital Management Technology Sector Fund            37,689               2,316             (3,208)              (892)
JNL/Mellon Capital Management VIP Fund                         132,745               5,316             (4,159)             1,157


No distributions were paid for the period ended December 31, 2003. The tax character of the distributions paid during the period ended December 31, 2004, were as follows (in thousands):

                                                                      ORDINARY      LONG-TERM
                                                                       INCOME      CAPITAL GAIN
                                                                -----------------------------------

JNL/Mellon Capital Management Communications Sector Fund             $      1        $     -
JNL/Mellon Capital Management Financial Sector Fund                        22              -
JNL/Mellon Capital Management Healthcare Sector Fund                        1              -
JNL/Mellon Capital Management JNL 5 Fund                                  204              -
JNL/Mellon Capital Management VIP Fund                                     40              -


NOTE 5.  FUND ACQUISITIONS

On May 2, 2005, the following acquisitions were accomplished by a tax-free exchange of shares pursuant to a plan or reorganization approved by the Board of Managers on February 9, 2005. JNL Variable Fund III LLC and JNL Variable Fund V LLC have filed form N-8F with the Securities and Exchange Commission ("SEC") and are waiting for confirmation from the SEC of the de-registration of these registrants.




                                                                                            OF ACQUIRED FUND ON ACQUISITION DATE:
                                                                                        --------------------------------------------
                          SHARES OF                                                     --------------------------------------------
                          ACQUIRING                                                                   ACCUMULATED    UNREALIZED
                         FUND ISSUED     MERGER                                           SHARES       REALIZED     APPRECIATION/
  ACQUIRING FUND         IN EXCHANGE   TAX STATUS           ACQUIRED FUND               OUTSTANDING    GAIN/(LOSS)  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital                                     JNL/Mellon Capital
 Management JNL 5 Fund       351       Taxable          Management The Dow 10 Fund (III)   379        $  (178)           $   -
JNL/Mellon Capital                                     JNL/Mellon Capital
 Management JNL 5 Fund       389       Taxable          Management The Dow 10 Fund (V)     364           (264)               -





The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition were as follows:

       ACQUIRING FUND                NET ASSETS                         ACQUIRED FUND                                   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management JNL 5 Fund     $  294,637          JNL/Mellon Capital Management The Dow 10 Fund (III)  $  3,717
JNL/Mellon Capital Management JNL 5 Fund        294,637          JNL/Mellon Capital Management The Dow 10 Fund (V)       4,120


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.


                                                                                       ACTUAL FUND RETURN
                                                           ---------------------------------------------------------------------
                                                           ---------------------------------------------------------------------
                                                              BEGINNING            ENDING                           EXPENSES
                                                               ACCOUNT            ACCOUNT          ANNUALIZED         PAID
                                                                VALUE              VALUE            EXPENSE          DURING
                                                              12/31/2004         6/30/2005           RATIOS          PERIOD
                                                           -----------------  -----------------  --------------- ---------------
                                                           -----------------  -----------------  --------------- ---------------

JNL/Mellon Capital Management 25 Fund (NY)
   Class A                                                       $ 1,000.00       $     941.20             0.73%        $  3.51
JNL/Mellon Capital Management Global 15 Fund (NY)
   Class A                                                         1,000.00           1,009.90             0.79            3.94
JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
   Class A                                                         1,000.00             917.30             0.77            3.66
JNL/Mellon Capital Management Select Small-Cap Fund (NY)
   Class A                                                         1,000.00             988.40             0.73            3.60
JNL/Mellon Capital Management The Dow 10 Fund (NY)
   Class A                                                         1,000.00             950.60             0.76            3.68
JNL/Mellon Capital Management The S&P 10 Fund (NY)
   Class A                                                         1,000.00           1,160.90             0.74            3.96
JNL/Mellon Capital Management Value Line 25 Fund (NY)
   Class A                                                         1,000.00           1,099.90             0.88            4.58





                                                                                     HYPOTHETICAL 5% RETURN
                                                             -------------------------------------------------------------------
                                                             -------------------------------------------------------------------
                                                                 BEGINNING          ENDING                          EXPENSES
                                                                  ACCOUNT           ACCOUNT        ANNUALIZED         PAID
                                                                   VALUE             VALUE          EXPENSE          DURING
                                                                12/31/2004         6/30/2005         RATIOS          PERIOD
                                                             ------------------ ---------------- ---------------  --------------
                                                             ------------------ ---------------- ---------------  --------------

JNL/Mellon Capital Management 25 Fund (NY)
   Class A                                                         $  1,000.00      $  1,021.48            0.73%        $  3.66
JNL/Mellon Capital Management Global 15 Fund (NY)
   Class A                                                            1,000.00         1,021.24            0.79            3.96
JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
   Class A                                                            1,000.00         1,021.32            0.77            3.86
JNL/Mellon Capital Management Select Small-Cap Fund (NY)
   Class A                                                            1,000.00         1,021.48            0.73            3.66
JNL/Mellon Capital Management The Dow 10 Fund (NY)
   Class A                                                            1,000.00         1,021.48            0.76            3.81
JNL/Mellon Capital Management The S&P 10 Fund (NY)
   Class A                                                            1,000.00         1,021.48            0.74            3.71
JNL/Mellon Capital Management Value Line 25 Fund (NY)
   Class A                                                            1,000.00         1,020.76            0.88            4.41



ADDITIONAL DISCLOSURE

Quarterly Portfolio Holdings

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Robert A. Fritts* (56)           Manager        2/99 to        Senior Vice President                65          None
1 Corporate Way                                 present        (9/03 to present) and
Lansing, MI 48951                                              Controller of Jackson
                                 President      12/02 to       National Life Insurance
                                 and Chief      present        Company (9/82 to present);
                                 Executive                     Vice President of Jackson
                                 Officer                       National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michael Bouchard (49)            Manager        4/00 to presentSheriff, Oakland County,             65          None
1 Corporate Way                                                Michigan (1/99 to
Lansing, MI 48951                                              present); Senator - State
                                                               of Michigan (1991 to
                                                               1999); Chairman -
                                                               Financial Services
                                                               Committee (1/95 to 1/99)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Dominic D'Annunzio (67)          Chairman of    2/04 to        Acting Commissioner of               65          None
1 Corporate Way                  the Board      present        Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                 Manager        6/03 to        (8/97 to 5/98)
                                                present
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michelle Engler (47)             Manager        4/00 to        Attorney (1983 to                    65          Director of
1 Corporate Way                                 present        present); First Lady of                          Federal Home
Lansing, MI 48951                                              the State of Michigan                            Loan Mortgage
                                                               (1990 to 2002);                                  Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 to
                                                               2000)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Joseph Frauenheim (71)           Manager        12/03 to       Consultant (Banking)                 65          None
1 Corporate Way                                 present
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Richard D. McLellan (63)         Manager        12/03 to       Member, Dykema Gossett               65          None
1 Corporate Way                                 present        PLLC (Law Firm)
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------






------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
                                                                                              NUMBER OF
                                   CURRENT                                                 PORTFOLIOS IN THE         OTHER
                                  POSITION                            PRINCIPAL              FUND COMPLEX       DIRECTORSHIPS
     MANAGER/OFFICER (AGE)       WITH THE JNL     LENGTH OF           OCCUPATION           OVERSEEN BY THE       HELD BY THE
          & ADDRESS             VARIABLE FUND   TIME SERVED       FOR THE PAST 5 YEARS          MANAGER             MANAGER
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Mark D. Nerud (39)              Vice President 2/99 to         Chief Financial Officer       Not Applicable    Not Applicable
225 West Wacker Drive                          present         (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of
                                Treasurer and                  the Adviser (11/00 to
                                Chief          12/02 to        11/03); Vice President,
                                Financial      present         Treasurer, Chief
                                Officer                        Financial Officer of
                                                               other Investment
                                                               Companies advised by the
                                                               Adviser; Vice President -
                                                               Fund Accounting &
                                                               Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Susan S. Rhee (33)              Vice           2/04 to         Secretary of the Adviser      Not Applicable    Not Applicable
1 Corporate Way                 President,     present         (11/00 to present);
Lansing, MI 48951               Counsel and                    Assistant Vice President
                                Secretary                      of Jackson National Life
                                                               Insurance Company (8/03
                                                               to present); Associate
                                                               General Counsel of
                                                               Jackson National Life
                                                               Insurance Company (7/01
                                                               to present); Senior
                                                               Attorney of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to 7/01);
                                                               Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation
                                                               (9/97 to 10/99)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Steven J. Fredricks (35)        Chief          1/05 to         Attorney of Jackson           Not Applicable      Not Applicable
1 Corporate Way                 Compliance     present         National Life Insurance
Lansing, MI 48951               Officer                        Company (2/02 to
                                                               Present); Contract
                                                               Attorney, Godfrey & Kahn,
                                                               S.C. (2001 - 2002);
                                                               Associate General
                                                               Counsel, Aid Association
                                                               for Lutherans (1997 to
                                                               2001)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

--------
* Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

                      MANAGERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

The Managers and officers that are interested persons of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the six month period ended June 30, 2005.

----------------------------- ----------------------- --------------------- ----------------- --------------------
                                                                                              TOTAL COMPENSATION
                                                           PENSION OR                          FROM JNL VARIABLE
                                    AGGREGATE         RETIREMENT BENEFITS      ESTIMATED         FUND AND FUND
                              COMPENSATION FROM THE    ACCRUED AS PART OF   ANNUAL BENEFITS     COMPLEX PAID TO
          MANAGER               JNL VARIABLE FUND*       FUND EXPENSES      UPON RETIREMENT        MANAGERS
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Michael Bouchard                     $32,500                   $0                  $0               $32,500
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Michelle Engler                      $32,500                   $0                  $0               $32,500
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Dominic D'Annunzio                   $40,000                   $0                  $0                $40,000**
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Joseph Frauenheim                    $40,000                   $0                  $0               $40,000
----------------------------- ----------------------- --------------------- ----------------- --------------------
----------------------------- ----------------------- --------------------- ----------------- --------------------
Richard D. McLellan                  $37,500                   $0                  $0               $37,500
----------------------------- ----------------------- --------------------- ----------------- --------------------

* The fees paid to the independent Managers are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds and it affiliated investment companies on a pro-rata basis based on net assets.
** Mr. D'Annunzio deferred $20,000.



                             PROXY VOTING GUIDELINES

JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (3) on the SEC's website at WWW.SEC.GOV.

    INVESTMENT ADVISORY AGREEMENT WITH JACKSON NATIONAL ASSET MANAGEMENT, LLC


     At its meeting on May 17, 2005, the Board of Trustees/Managers (the "Board") of the JNL Series Trust, JNL and JNLNY Variable Funds (collectively, the "Funds"), including a majority of the Independent Trustees/Managers, considered and approved the investment advisory agreements (the "Agreements") with Jackson National Asset Management, LLC ("JNAM") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of its services, (2) the investment performance of the Funds, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect these economies of scale for the Funds' investors, and (5) other "fall-out" benefits realized by JNAM (i.e. ancillary benefits derived by JNAM or its affiliates from JNAM's relationship with the Funds).

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by them to the Funds. The Board also examined information on JNAM's key personnel that will be providing investment advisory services to the Funds, including responsibilities for serving as the Funds' administrator and transfer agent, overseeing the Funds' sub-advisers, monitoring adherence to the Funds' investment restrictions and monitoring compliance with various policies and procedures of the Funds. In light of the foregoing, the Board concluded it was reasonable to expect that the Funds would continue to benefit from the services provided by JNAM under their Agreements as a result of their experience, reputation, personnel, operations and resources.


     INVESTMENT PERFORMANCE OF THE SUB-ADVISERS AND THE FUNDS

     The Board reviewed information on the performance of the Funds, including comparative performance information. The Board also reviewed the information prepared by Lipper. JNAM provided the following information to the Board:

     The JNL/Mellon Capital Management 25 Fund ranked in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Financial Sector Fund ranked in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Global 15 Fund ranked in the top quartile versus its peers for total return for the one- and three-year periods and the second quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Small Cap Fund ranked in the second quartile versus its peers for total return for the one-year period and in the top quartile for the three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management The Dow 10 Fund ranked in the bottom quartile versus its peers for total return for the one-year period and in the second quartile for the three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year periods. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its custom benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management The S&P 10 Fund ranked in the top quartile versus its peers for total return for the one-year period and in the bottom quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three and five-year periods. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its custom benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.

     The Board considered the performance of the Funds and concluded that it was in the best interest of the Funds and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER

     The Board reviewed information on JNAM's costs in serving as the Funds investment manager, including the costs associated with the personnel and systems necessary to manage the Funds for 2004. In addition, the Board reviewed information on JNAM's profitability from their relationship with the Funds. The Board examined the advisory fees for the Funds as compared to that of other funds and accounts managed by other advisers, in addition to its Lipper average. The Board concluded that the Funds' advisory fees were reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Funds' advisory fees reflect economies of scale for the benefit of Funds' shareholders. The Board reviewed the Funds' fee arrangements, which include breakpoints that decrease the fee rate as the Funds' assets increase. The Board concluded that the breakpoints in its contracts with the Funds, shared with shareholders the benefits of economies of scale as the Funds' assets grow. JNAM provided the following information:

     The JNL/Mellon Capital Management 25 NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.68%.

     The JNL/Mellon Capital Management Global 15 NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.84%.

     The JNL/Mellon Capital Management NASDAQ 15 NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.73%.

     The JNL/Mellon Capital Management Value Line 25 NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.69%.

     The JNL/Mellon Capital Management Small Cap NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.82%.

     The JNL/Mellon Capital Management The Dow 10 NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.66%.

     The JNL/Mellon Capital Management The S&P 10 NY Fund's Advisory Fee of 0.37% is below the Lipper average of 0.68%.

     In light of this, the Board believed it would be reasonable to conclude that, under the Agreements, shareholders shared in the benefits to be achieved through economies of scale. However, the Board concluded that the current fee schedule was competitive with comparable funds managed by other advisers.

     OTHER BENEFITS TO THE ADVISER AND ITS AFFILIATES

     In evaluating the benefits that accrue to the Adviser, the Board reviewed the Funds as a whole. Through its relationship with the Funds, JNAM, and its affiliate, Jackson National Life Distributors, Inc. ("JNLD"), recognize that they serve the Funds in various capacities, including as Adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain of these services to the Funds. As administrator, JNAM receives a fee for providing fund accounting and administration services to the Funds. This fee also is used by JNAM to cover most of the Funds' operating expenses. The Board reviews this Administrative Fee annually. JNAM does not receive a fee for its transfer agent services. As distributor, JNLD receives a 0.20% 12b-1 fee from the Funds. During 2004, JNLD also received 12b-1 fees from the Funds as part of a commission recapture program. This fee was discontinued in December 2004 with any ongoing commissions recaptured accruing to the benefit of the Funds. In addition, certain sub-advisers pay part of the costs of various meetings organized and run by JNLD for its variable insurance product wholesalers. The meetings are arranged by JNLD and provide an opportunity for the sub-advisers to educate the wholesalers and, in the case of the due diligence meetings, certain agents. After full consideration of these, and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Funds and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 22, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Code of Ethics - not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 1st day of September, 2005.

JNLNY Variable Fund I LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ------------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts                 President                September 1, 2005
-----------------------------
Robert A. Fritts


/s/ Mark D. Nerud                    Chief Financial Officer  September 1, 2005
-----------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(2)(a)     Certification of the Principal Executive Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)     Certification of the Principal Financial Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 12(b)           Certification required by Rule 30a-2(b) under the Act.